HYDROLOGICAL RISK	12 Months Ended
Dec. 31, 2017
HYDROLOGICAL RISK
HYDROLOGICAL RISK

NOTE 14 — HYDROLOGICAL RISK

In 2014 and 2015, the country faced adverse hydrological conditions, a fact which triggered a series of consequences to the electrical sector. Specifically to the generators participating in the Energy Reallocation Mechanism (MRE — Mecanismo de Realocação de Energia), the low generation of energy from hydraulic power plants at levels below the MRE Physical Guarante caused a reduction in the MRE adjustment factor or Generation Scaling Factor (GSF).

This reduction interfered directly with the delivery of energy for the fulfillment of supply agreements, since due to the insufficiency of electricity, generators were exposed to the Difference Settlement Price (PLD — Preço de Liquidação de Diferenças) on the short-term market, in which refitting energy presents values much higher than those prevailing in their long-term contracts, in order to be able to honor their agreements, incurring negative economic and financial effects.

Law no. 13,203, of December 08, 2015, establishes, among other matters, the conditions for renegotiations of the hydrological risk of generating electricity for agents participating in the Energy Reallocation Mechanism (MRE - Mecanismo de Realocação de Energia). In accordance with the provisions laid down in art. 1 of that code, the hydrological risk can be renegotiated, as long as ANEEL consents, and with retroactive effects starting on January 1 of 2015, by counterpart from the electricity generation agents.

Given the provisions of the Law, ANEEL, through Regulatory Resolution no. 684, of December 11, 2015, established the criteria and other conditions for renegotiation of hydrological risk of hydroelectric generation by participating agents of the Energy Reallocation Mechanism - MRE. Eletronorte, Eletrosul, Furnas and Amazonas GT joined the renegotiation.

The composition of the amounts receivable due to the renegotiation of hydrological risk, for contracts signed in the scope of the Regulated Contracting Environment (ACR), are the following:

	CONSOLIDATED
	12/31/2017	12/31/2016
HPP Tucuruí	162,602	195,840
HPP Serra da Mesa	119,530	154,449
HPP Mascarenhas de Moraes	47,296	63,186
HPP Itumbiara	17,873	42,680
HPP Simplício	30,206	42,289
HPP Batalha	17,106	20,175
HPP Balbina	7,490	13,262
HPP Mauá	12,709	13,839
HPP Manso	4,979	10,743
HPP Passo São João	5,024	5,471
HPP São Domingos	4,846	5,277

	429,662	567,212

Total Current Assets	104,530	109,535
Total Non-Current Assets	325,132	457,677

TOTAL	429,662	567,212